Acquisition of Dynamic Indonesia Holdings Limited (Details Narrative) - USD ($)							12 Months Ended
	Feb. 10, 2025	Oct. 05, 2023	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Issuance of share capital (before Business Combination)							$ 22,350,207
Maximum [Member]
Business Acquisition [Line Items]
Issuance of share capital (before Business Combination)	$ 10,000,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage						49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage						51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member]
Business Acquisition [Line Items]
Number of shares purchased		1,000				5,000
Issuance of share capital (before Business Combination)		$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage		57.00%						59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage		59.00%						100.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Number of shares purchased						1,000
Issuance of share capital (before Business Combination)						$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Number of shares purchased					1,000
Issuance of share capital (before Business Combination)					$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Business Acquisition [Line Items]
Number of shares purchased				1,000
Issuance of share capital (before Business Combination)				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member]
Business Acquisition [Line Items]
Number of shares purchased			1,000
Issuance of share capital (before Business Combination)			$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage			56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage			57.00%
InFint Acquisition Corporation [Member]
Business Acquisition [Line Items]
Share price									$ 10.00